Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other non-current liabilities
Deposits received from franchisees	¥ 197,826		¥ 181,926
Asset retirement obligations	4,007		3,958
Others	8,485		8,568
Total	¥ 210,318	$ 29,129	¥ 194,452